Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Nature of Operations
(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of September 30, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.